Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities
The Company uses derivative instruments in accordance with its overall risk management policy.
Foreign Exchange Risk
From time to time, the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.
As at December 31, 2022, the Company was committed to the following foreign currency forward contracts.

	Contract Amount in Foreign Currency	Average Contract Rate(i)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity 2023 $
British Pound Sterling	4,400	1.1327	347	4,984
Canadian Dollar	6,500	1.3674	51	4,753
			398	9,737
(i)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 10), and pursuant to these swaps, the Company receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Company’s NOK-denominated bonds due in 2023, 2025 and 2026, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at December 31, 2022.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
850,000	102,000	NIBOR	4.60%	7.89%	(14,386)	0.7
1,000,000	112,000	NIBOR	5.15%	5.74%	(84)	2.7
1,000,000	117,000	NIBOR	4.90%	6.37%	(5,308)	3.9
					(19,778)
Interest Rate Risk
The Company enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on certain of its outstanding floating-rate debt. Effective January 1, 2022, the Company removed the hedge accounting designation for all interest rate swaps for which the Company was previously applying hedge accounting.
As at December 31, 2022, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)	Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)(iii)	LIBOR	679,184	37,017	2.2	2.2%
U.S. Dollar-denominated interest rate swaps (ii)(iv)	LIBOR	235,202	14,026	4.0	1.7%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (v)	EURIBOR	40,240	(288)	0.7	3.9%
			50,755
(i)Excludes the margins the Company pays on its floating-rate term loans, which, at December 31, 2022, ranged from 0.60% to 3.25%.
(ii)Principal amount reduces quarterly.
(iii)Two interest rate swaps are subject to mandatory early termination in 2024 whereby the swaps will be settled based on their fair value at that time.
(iv)Forward-starting interest rate swaps with inception dates ranging from October 2023 to April 2024.
(v)Principal amount reduces monthly.

As at December 31, 2022, the Company had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts with the same counterparty that are subject to the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these derivative instruments is presented on a gross basis in the Company’s consolidated balance sheets. As at December 31, 2022, these derivative instruments had an aggregate fair value asset of $51.4 million (December 31, 2021 – $7.1 million) and an aggregate fair value liability of $15.4 million (December 31, 2021 – $36.9 million). As at December 31, 2022, the Company had $5.2 million (December 31, 2021 – $2.9 million) on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and long-term on the Company’s consolidated balance sheets.
Credit Risk
The Company is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Accounts receivable $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2022
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	1,166	16,091	33,789	—	(291)	—
Foreign currency forward contracts	—	398	—	—	—	—
Cross currency swap agreements	301	2,962	—	(87)	(14,299)	(8,655)
	1,467	19,451	33,789	(87)	(14,590)	(8,655)
As at December 31, 2021
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(67)	(2,451)	(3,081)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	3,896	(2,177)	(10,327)	(8,699)
Cross currency swap agreements	—	672	3,529	(342)	(2,803)	(11,509)
	—	672	7,425	(2,586)	(15,581)	(23,289)

Realized and unrealized gains (losses) relating to non-designated interest rate swap agreements and foreign currency forward contracts are recognized in earnings and reported in realized and unrealized gain (loss) on non-designated derivative instruments in the Company’s consolidated statements of income. The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of income is as follows:

	Year Ended December 31,
	2022 $			2021 $			2020 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(4,982)	70,252	65,270	(16,117)	42,652	26,535	(16,626)	(16,669)	(33,295)
Interest rate swap agreements termination	—	—	—	(18,012)	—	(18,012)	—	—	—
Foreign currency forward contracts	—	398	398	—	—	—	(241)	202	(39)
	(4,982)	70,650	65,668	(34,129)	42,652	8,523	(16,867)	(16,467)	(33,334)
Realized and unrealized gains (losses) relating to cross currency swap agreements are recognized in earnings and reported in foreign currency exchange gain (loss) in the Company’s consolidated statements of income. The effect of the gain (loss) on these derivatives on the Company's consolidated statements of income is as follows:

	Year Ended December 31,
	2022 $			2021 $			2020 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(2,546)	(9,881)	(12,427)	(5,294)	4,705	(589)	(6,588)	26,832	20,244
Cross currency swap agreements maturity and termination	—	—	—	(2,470)	—	(2,470)	(33,844)	—	(33,844)
	(2,546)	(9,881)	(12,427)	(7,764)	4,705	(3,059)	(40,432)	26,832	(13,600)

For the periods indicated, the following table presents the gains or losses on interest rate swap agreements designated and qualifying as cash flow hedges and their impact on other comprehensive loss (or OCI) (excluding such agreements in equity-accounted investments).

Year Ended December 31, 2022
Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
(2,453)

Year Ended December 31, 2021
Amount of Gain Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
7,257	(3,304)

Year Ended December 31, 2020
Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
(8,481)	(2,320)